UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2006
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        November 7, 2006

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 9-30-06
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     72
Form 13F Information Table Value Total:     $135,197,283

List of Other Included Managers: None

Name of Issuer                                    Class   Cusip        Market         Shares    Inv Auth  Mngr    Voting Auth
                                                                                                                      None
3M Co.                                            Common  88579Y101            3747568     50357     Sole                50357
AT&T Corp.                                        Common  00206R102             372910     11453     Sole                11453
Abbott Laboratories                               Common  002824100             245908      5064     Sole                 5064
Affymetrix                                        Common  00826T108            1187956     55100     Sole                55100
American International Group                      Common  026874107             244632      3692     Sole                 3692
American Tower Systems Class A                    Common  029912201            2595880     71120     Sole                71120
Anadarko Petroleum                                Common  032511107             477747     10900     Sole                10900
Automatic Data Processing, Inc.                   Common  053015103            3626244     76600     Sole                76600
BP P.L.C.                                         Common  055622104            4588436     69967     Sole                69967
Bank of America Corp.                             Common  060505104            1249467     23324     Sole                23324
Barrick Gold Corp                                 Common  067901108             237804      7741     Sole                 7741
Bellsouth Corp                                    Common  079860102             478629     11196     Sole                11196
Berkshire Hathaway, Inc.Class B                   Common  084670207             447534       141     Sole                  141
Chevron Corp.                                     Common  166764100             415428      6405     Sole                 6405
Chubb Corp                                        Common  171232101            5036587     96932     Sole                96932
Citigroup                                         Common  172967101             455275      9166     Sole                 9166
Clorox Company                                    Common  189054109            4612545     73215     Sole                73215
Coca Cola                                         Common  191216100             411056      9200     Sole                 9200
Colgate Palmolive                                 Common  194162103            3207341     51648     Sole                51648
ConocoPhillips                                    Common  20825C104            3043650     51128     Sole                51128
Dow Chemical                                      Common  260543103            3790805     97250     Sole                97250
DuPont                                            Common  263534109             340707      7953     Sole                 7953
Electronic Data Systems                           Common  285661104            2682488    109400     Sole               109400
Eli Lilly & Company                               Common  532457108             737580     12940     Sole                12940
Emerson Electric Co.                              Common  291011104            1509480     18000     Sole                18000
Exxon Mobil Corp.                                 Common  30231G102            5792407     86325     Sole                86325
FPL Group Inc                                     Common  302571104             238500      5300     Sole                 5300
Forest Labs Inc.                                  Common  345838106             293538      5800     Sole                 5800
Gannett, Inc.                                     Common  364730101            1463372     25750     Sole                25750
General Electric                                  Common  369604103            2716194     76946     Sole                76946
General Mills, Inc.                               Common  370334104             220740      3900     Sole                 3900
Hartford Financial Services Group                 Common  416515104            3715763     42833     Sole                42833
Health Care Property Investors Inc.               Common  421915109             248400      8000     Sole                 8000
Heartland Express Inc.                            Common  422347104             548800     35000     Sole                35000
Home Depot                                        Common  437076102             627471     17300     Sole                17300
Hubbell Inc. Class B                              Common  443510201             387990      8100     Sole                 8100
Intel Corp.                                       Common  458140100             371988     18084     Sole                18084
International Business Machines                   Common  459200101            1237458     15102     Sole                15102
International Flavors & Fragrances                Common  459506101            5121418    129525     Sole               129525
Internet Security Systems, Inc.                   Common  46060X107            2331840     84000     Sole                84000
J.P. Morgan Chase                                 Common  46625H100            1325634     28229     Sole                28229
Johnson & Johnson                                 Common  478160104            3841331     59152     Sole                59152
McGraw-Hill Cos.                                  Common  580645109             468070      8066     Sole                 8066
Medco Health Solutions                            Common  58405U102            2404099     39995     Sole                39995
Medtronic Inc.                                    Common  585055106             357588      7700     Sole                 7700
Merck                                             Common  589331107            6062846    144698     Sole               144698
Microsoft                                         Common  594918104             329567     12050     Sole                12050
National City Corp.                               Common  635405103             482242     13176     Sole                13176
Newmont Mining Corp                               Common  651639106            3804750     89000     Sole                89000
Northern Trust Corp.                              Common  665859104            4570161     78216     Sole                78216
PepsiCo                                           Common  713448108            3273442     50160     Sole                50160
Pfizer, Inc                                       Common  717081103            1250364     44089     Sole                44089
Procter & Gamble                                  Common  742718109            6674379    107686     Sole               107686
Progress Energy, Inc.                             Common  743263105            1306127     28782     Sole                28782
Questar Corp.                                     Common  748356102            2276886     27845     Sole                27845
Royal DutchShell Class A ADR                      Common  780257804             573021      8669     Sole                 8669
Schlumberger Ltd                                  Common  806857108            1042104     16800     Sole                16800
Sigma Aldrich                                     Common  826552101            3856900     50970     Sole                50970
Staples, Inc.                                     Common  855030102            3009913    123712     Sole               123712
Suntrust Banks, Inc.                              Common  867914103             293664      3800     Sole                 3800
Sysco                                             Common  871829107             219097      6550     Sole                 6550
The Scotts Company                                Common  810186106            4386714     98600     Sole                98600
Time Warner, Inc.                                 Common  887317105            2212484    121365     Sole               121365
Union Pacific                                     Common  907818108             237600      2700     Sole                 2700
United Parcel Service, Inc.                       Common  911312106            1948855     27090     Sole                27090
Verizon Communications                            Common  92343V104             895984     24131     Sole                24131
Wachovia Corp.                                    Common  929903102             915120     16400     Sole                16400
Walgreen Company                                  Common  931422109             450115     10140     Sole                10140
Wells Fargo & Co.                                 Common  949746101             224316      6200     Sole                 6200
Weyerhaeuser Co                                   Common  962166104             618007     10044     Sole                10044
Wm.Wrigley Jr. Company                            Common  982526105             280966      6100     Sole                 6100
Wyeth                                             Common  983024100            4545401     89406     Sole                89406
                                                                             135197283














































































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